Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Issuance cost of preferred stock	$ 1,209,383	$ 1,209,383	$ 1,209,383
Allowance for doubtful accounts	$ 593,180